Related party transactions	12 Months Ended
Dec. 31, 2024
Related party transactions
Related party transactions

19. Related party transactions

The table below sets forth the major related parties and their relationships with the Group as of December 31, 2024:

Name of related parties	Relationship with the Group
Alibaba Group Holding Limited (“Alibaba Group”)	Group’s former ordinary shareholders*

Beijing Pengtai Baozun E-commerce Co., Ltd. (“Pengtai”)	Equity method investee of the Group

Shanghai Misako E-commerce Limited (“Misako”)	Equity method investee of the Group

Hangzhou Juxi Technology Co., Ltd. (“Juxi”)	Equity method investee of the Group

Jiangsu Shanggao Supply Chain Co., Ltd. (“Shanggao”)	Equity method investee of the Group

Signify Lighting Technology (Shanghai) Co., Ltd. (“Signify”)	Equity method investee of the Group

Shanghai Kewei E-commerce Co., Ltd. (“Kewei”)	Equity method investee of the Group

Hangzhou Baichen Technology Co., Ltd. (“Baichen”)	Equity method investee of the Group and consolidated by the Group in October 2023

Hangzhou Dajing Guangtong Network Technology Co., Ltd. (“Dajing”)”)	Equity method investee of the Group and divestment in October 2022

Laifeng Brand Management (Shanghai) Co., Ltd. (“Laifeng”)	Equity method investee of the Group

Jiangsu Creaway Supply Chain Management Co., Ltd. (“Creaway Group”)	Non-controlling shareholder of BolTone, one subsidiary of the Group

Baobida IOT Technology (Suzhou) Co., Ltd. (“BBD”)	Equity method investee of the Group

Changsha Benwei Fresh Food Brand Management Co., Ltd. (“Benwei”)	Equity investee of the Group

Aoxue Culture Communication (Beijing) Co., Ltd. (“AX”)	Equity investee of the Group

Shanghai Mansen Brand Management Co., Ltd. (“Mansen”)	Equity investee of the Group and consolidated by the Group in April 2023

Sesame Blooming Limited (“Sesame”)	Equity investee of the Group

* Alibaba Group was previous the ordinary shareholders of the Company, who held approximately 14.4% of the total number of issued shares of the Company. On May 30, 2024, Alibaba Group sold these shares to Champion Kerry via a share sales and purchase agreement and then ceased to be a related party of the Group, while Champion Kerry became a related party of the Group since then.

(a)    The Group entered into the following transactions with its related parties:

	For Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Revenue derived from:
Product sales revenue generated from Alibaba Group	5,954	8,607	2,779
Warehousing service revenue generated from Alibaba Group	34,614	70,566	50,553
Store operation service revenue generated from Alibaba Group	7,523	5,728	2,210
Store operation service revenue generated from Pengtai	4,951	5,232	2,079
Store operation service revenue generated from Signify	5,912	6,493	3,942
Store operation service revenue generated from Kewei	938	2,985	—
Logistic service revenues collected by Creaway Group	64,572	12,814	10,926
Logistic service revenues generated from Creaway Group	2,239	1,363	18,180
Store operation service revenue generated from Aaoxue	3,175	1,522	2,771
Store operation service revenue generated from Benwei	6,321	5,375	1,477
Store operation service revenue generated from Mansen	1,443	195	—
Warehousing service revenue generated from Signify	91	—	—
Others	1,979	1,015	192
	133,758	113,288	92,330

Service fees:
Marketing and platform service fees paid to Alibaba Group	746,858	278,938	167,356
Logistic service fees paid to Alibaba Group	47,569	38,373	7,153
Outsourcing labor cost paid to Juxi	6,406	6,493	203
Marketing and platform service fees paid to Kewei	52,806	16,337	—
Marketing and platform service fees paid to Baichen	715	723	—
Logistic service expenses advanced by Creaway Group	13,410	1,330	647
Logistic service expenses paid to Creaway Group	4,339	2,902	5,429
Logistic service expenses paid to BBD	8,224	718	—
IT service fees paid to Alibaba Group	10,718	12,755	4,860
Others	1,374	3,863	1,418

(b)     The Group had the following balances with its related parties:

	As of December 31,
	2023	2024
	RMB	RMB
Amounts due from Alibaba Group (1)	48,096	—
Amounts due from Signify	1,709	1,383
Amounts due from Kewei	900	—
Amounts due from Pengtai	2,049	—
Amounts due from Creaway Group	6,631	4,610
Amounts due from Aaoxue	509	1,023
Amounts due from Benwei	3,815	2
Amounts due from Sesame	22,747	—
Others	205	3
Total amount due from related parties	86,661	7,021

Amounts due to Alibaba Group (1)	30,485	—
Amounts due to Juxi	453	—
Amounts due to Creaway Group	1,028	3,124
Others	152	2,245
Total amount due to related parties	32,118	5,369
(1)	Amounts due from Alibaba Group consisted of receivables of RMB48,096 to be collected from Alibaba Group for deposits paid to Alibaba, store operation services and warehousing services provided by the Group as of December 31, 2023. Amounts due to Alibaba Group consisted of payables of RMB30,485 for logistic, marketing and platform services, and commission fees as of December 31, 2023.